May 30, 2014

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:	Guggenheim Variable Funds Trust (the “Registrant”)
(File Nos. 811-02753 and 002-59353)

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing an XBRL interactive data file. This filing is being made for the sole purpose of filing an interactive data file relating to revised Item 2 and Item 4 disclosures filed with the Securities and Exchange Commission on May 14, 2014 (SEC Accession No. 0001193125-14-197508) for the Registrant in connection with the Prospectus dated April 30, 2014, as supplemented.  No fee is required in connection with this filing.

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Please call Julien Bourgeois at Dechert LLP at 202.261.3451 with any questions or comments regarding this letter, or if he may assist you in any way.

Very truly yours,

 /s/ Amy J. Lee
Amy J. Lee
Secretary and Senior Vice President
Security Investors, LLC

Attachments

EXHIBIT LIST

Exhibit Number	Exhibit:

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase